Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator ²			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced ¹ ²			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS

			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-10
CIK # Not Applicable
		JPMorgan	456	$142,847,158.67	100.00%	0	$0.00	0.00%	2	$471,197.68	0.33%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
Total			456	$142,847,158.67	100.00%	0	$0.00	0.00%	2	$471,197.68	0.33%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed in Q32014 filing two (2) assets were in Dispute. As reported herein the assets were Repurchased during the 3-month period ending 12/31/2014.
²	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator ³			Assets that Were Subject of Demand ² ³			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period) ² ³			Demand in Dispute ¹ ³			Demand Withdrawn			Demand Rejected
Asset Class: RMBS

			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-18
CIK # Not Applicable
		JPMorgan	995	$343,498,447.73	100.00%	1	$608,954.73	0.18%	0	$0.00	0.00%	1	$608,954.73	0.18%	2	$384,082.77	0.11%	0	$0.00	0.00%	0	$0.00	0.00%
Total			995	$343,498,447.73	100.00%	1	$608,954.73	0.18%	0	$0.00	0.00%	1	$608,954.73	0.18%	2	$384,082.77	0.11%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed in Q32014 filing two (2) assets were reported in Dispute. The two (2) assets continue to be in Dispute as the seller and purchaser work towards resolution.
²	As disclosed herein one (1) asset was Subject of Demand and was Pending Repurchase or Replacement (within cure period) during the 3-month period ending 12/31/2014.
³	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.